Equity-accounted investee	12 Months Ended
Dec. 31, 2022
Investments accounted for using equity method [Abstract]
Equity-accounted investee
12.

Equity-accounted investee
JV Inkai is the operator of the Inkai uranium deposit located in Kazakhstan. Cameco holds a 40 % interest and Kazatomprom holds a 60 % interest in JV Inkai. Cameco does not have joint control over the joint venture and as a result, Cameco accounts for JV Inkai on an equity basis.
JV Inkai is a uranium mining and milling operation that utilizes in-situ recovery (ISR) technology to extract uranium. The participants in JV Inkai purchase uranium from Inkai and, in turn, derive revenue directly from the sale of such product to third-
party customers.
The following tables summarize the financial information of JV Inkai (100%):
2022 2021
Cash and cash equivalents $ 14,950 $ 12,893
Other current assets 373,868 301,589
Non-current assets 334,954 328,469
Current liabilities (34,606) (32,774)
Non-current liabilities (37,644) (38,635)
Net assets $ 651,522 $ 571,542
2022 2021
Revenue from products and services $ 476,354 $ 387,319
Cost of products and services sold (66,119) (55,397)
Depreciation and amortization (24,749) (25,300)
Finance income 1,341 349
Finance costs (2,635) (796)
Other expense (30,770) (16,636)
Income tax expense (74,763) (60,357)
Net earnings 278,659 229,182
Total comprehensive income $ 278,659 $ 229,182
The following table reconciles the summarized financial information to the carrying amount of Cameco’s interest in JV Inkai:
2022 2021
Opening net assets $ 571,542 $ 440,565
Total

comprehensive income
278,659 229,182
Dividends declared (195,865) (85,198)
Impact of foreign exchange (2,814) (13,007)
Closing net assets 651,522 571,542
Cameco's share of net assets 260,609 228,617
Consolidating adjustments
(a)
(82,275) (60,348)
Fair value increment
(b)
83,675 85,976
Dividends in excess of ownership percentage
(c)
(48,641) (22,085)
Impact of foreign exchange (2,396) 1,080
Carrying amount in the statement of financial position $ 210,972 $ 233,240
(a) Cameco records certain consolidating adjustments to eliminate unrealized profit and amortize historical differences in accounting policies. This amount is amortized to earnings over units of production.
(b) Upon restructuring, Cameco assigned fair values to the assets and liabilities of JV Inkai. This increment is amortized to earnings over units of production.
(c) Cameco’s share of dividends follows its production purchase entitlements which is currently higher than its ownership interest.